Income Tax	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax

Note 5: Income Tax

The Company is included in the consolidated federal income tax return filed by CMHC, the Company’s ultimate parent. The Company has entered into a tax sharing agreement with CMHC and its subsidiaries. The agreement provides for the allocation of tax expense based on each subsidiary’s contribution to the consolidated federal income tax liability. Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year. Federal income taxes recoverable from affiliate reported on the balance sheet are due from CMFG Life.

Reconciliation to U.S. Tax Rate

Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 21% for 2019 and 2018 to income before income taxes due to the items listed in the following reconciliation:

	Three months ended				Six months ended
	June 30,		June 30,		June 30,		June 30,
	2019		2018		2019		2018

	Amount	Rate	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at
federal corporate tax rate	$75	21.0%	$31	21.0%	$149	21.0%	$58	21.0%
Income tax expense (benefit)
related to prior years	(79)	(22.1)	(34)	(23.1)	(79)	(11.1)	(125)	(45.4)
Dividends-received deduction	(15)	(4.1)	(8)	(5.5)	(29)	(4.2)	(16)	(5.9)
Other	(3)	(0.9)	(2)	(0.6)	(6)	(0.8)	(3)	(0.6)

Total income tax expense (benefit)	$(22)	(6.1%)	$(13)	(8.2%)	$35	4.9%	$(86)	(30.9%)

Tax Reform

The Tax Cuts and Job Acts (the “Tax Act”) made changes to the U.S. tax code, including, but not limited to, reducing the U.S. federal corporate tax rate to 21% effective January 1, 2018.

The Company completed its initial evaluation of the impacts of the Tax Act and recorded a net tax expense of $49 for the year ended December 31, 2017 due to the remeasurement of deferred tax assets and liabilities.

The Company’s accounting for the impact of the Tax Act was completed in 2018 with no material changes to the amount recorded at December 31, 2017.

Note 5: Income Tax

The Company is included in the consolidated federal income tax return filed by CMHC, the Company’s ultimate parent. The Company has entered into a tax sharing agreement with CMHC and its subsidiaries. The agreement provides for the allocation of tax expense based on each subsidiary’s contribution to the consolidated federal income tax liability. Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year. Federal income taxes recoverable from affiliate reported on the balance sheet are due from CMFG Life.

Income Tax Expense

Income tax expense for the years ended December 31 is as follows:

	2018	2017	2016

Current tax expense (benefit)	$80	$481	$647
Deferred tax expense	(262)	193	240
Adjustment of deferred tax assets and liabilities
for enacted rate change	–	49	–

Total income tax expense (benefit)	$(182)	$723	$887

Reconciliation to U.S. Tax Rate

Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 21% for 2018 and 35% for 2017 and 2016 to income before income taxes due to the items listed in the following reconciliation:

	2018		2017		2016

	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at
federal corporate tax rate	$132	21.0%	$981	35.0%	$953	35.0%
Income tax expense (benefit)
related to prior years	(240)	(38.2)	(221)	(7.8)	(53)	(2.0)
Dividends-received deduction	(59)	(9.4)	(83)	(3.0)	(11)	(0.4)
Foreign Tax Credit	(14)	(2.2)	–	–	–	–
Adjustment of deferred tax assets and
liabilities for enacted rate change	–	–	49	1.7	–	–
Other	(1)	(0.2)	(3)	(0.1)	(2)	(0.1)

Total income tax expense (benefit)	$(182)	(29.0%)	$723	25.8%	$887	32.5%

Deferred Income Taxes

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities at December 31, 2018 and 2017 are as follows:

	2018	2017

Deferred tax assets
Tax reserves method change	$11	$15
Unrealized investment losses	61	–
Accrued expenses	293	280
Deferred policy acquisition costs	380	291
Other	–	1

Gross deferred tax assets	745	587

Deferred tax liabilities
Investments	354	490
Deferred reinsurance expense	16	19
Unrealized investment gains	–	4

Gross deferred tax liabilities	370	513

Net deferred tax asset	$375	$74

Valuation Allowance

The Company considered the need for a valuation allowance with respect to its gross deferred tax assets as of December 31, 2018 and 2017, and based on that evaluation, the Company has determined it is more likely than not all deferred tax assets as of December 31, 2018 and 2017 will be realized. Therefore, a valuation allowance was not established.

Unrecognized Tax Benefits

There are no unrecognized tax benefits as of December 31, 2018 and 2017. Management does not anticipate a material change to the Company’s uncertain tax positions during 2019.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense in the statements of operations and comprehensive income (loss). For the years ended December 31, 2018 and 2016, the Company did not recognize any addition or reduction in interest and penalties. For the year ended December 31, 2017, the Company recognized a reduction in interest and penalties of $5. The Company had accrued $2 and $2 for the payment of interest and penalties at December 31, 2018 and 2017, respectively.

The Company is included in a consolidated U.S. federal income tax return filed by CMHC. The Company also files income tax returns in various states. For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examinations by tax authorities for years ended before 2013. Amended refund claims filed for tax years 2010 and 2012 are currently under examination as part of the Joint Committee on Taxation approval process.

Other Tax Items

As of December 31, 2018 and 2017, the Company did not have any capital loss, operating loss or credit carryforwards.

Tax Reform

The Tax Act made changes to the U.S. tax code, including, but not limited to, reducing the U.S. federal corporate tax rate to 21% effective January 1, 2018.

The Company completed its initial evaluation of the impacts of the Tax Act and recorded a net tax expense of $49 for the year ended December 31, 2017 due to the remeasurement of deferred tax assets and liabilities.

The Company has made no adjustments to the impacts initially recorded for the year ended December 31, 2018. The Company’s accounting for the impact of the Tax Act is now complete with no material changes to the amount recorded at December 31, 2017.